As filed with the U.S. Securities and Exchange Commission on October 1, 2014

File No.  333-196912
File No.  811-22977

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 1	[X]
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 2	[X]

Source ETF Trust
(Exact Name of Registrant as Specified in Charter)

125 Park Avenue
25th Floor
New York, New York 10017
(Address of Principal Executive Offices) (Zip Code)

(212) 520-1673
(Registrant’s Telephone Number, including Area Code)

Corporation Service Company
2711 Centreville Road
Suite 400
New Castle County
Wilmington, Delaware 19808
(Name and Address of Agent for Service)

Copies to:

Adrian Mulryan Source ETF Trust 125 Park Avenue 25th Floor New York, New York 10017	Christopher D. Menconi Bingham McCutchen LLP 2020 K Street NW Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	On (date) pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 relates to shares of the Source EURO STOXX 50 ETF (the “Fund”), a separate series of Source ETF Trust. The purpose of this filing is to file risk/return summary information for the Fund in interactive data format.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 1 to Registration Statement 333-196912 to be signed on its behalf by the undersigned, duly authorized, in the City of Edmond, State of Oklahoma on this 1st day of October, 2014.

Source ETF Trust

/s/ J. Garrett Stevens
J. Garrett Stevens
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

	President and Principal	October 1, 2014
J. Garrett Stevens	Executive Officer

	Treasurer and Principal	October 1, 2014
Christopher Roleke	Financial Officer

*	Trustee and Chairman	October 1, 2014
Charles Edward Crossley Hood	of the Board

*	Trustee	October 1, 2014
Timothy J. Jacoby

*	Trustee	October 1, 2014
David M. Mahle

*	Trustee	October 1, 2014
Mark A. Zurack

*	Trustee	October 1, 2014
Kurt J. Wolfgruber

*	Trustee	October 1, 2014
Gary Buxton

*	Trustee	October 1, 2014
Peter Thompson

*
J. Garrett Stevens

*Attorney-in-Fact, pursuant to power of attorney.

EXHIBIT INDEX

Exhibit Number	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase